Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Corporate Information And Statement Of IFRS Compliance [Abstract]
International Financial Reporting Standards (IFRS)

A.1. INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)
The half-year consolidated financial statements have been prepared and presented in condensed format in accordance with IAS 34 (Interim Financial Reporting). The accompanying notes therefore relate to significant events and transactions of the period, and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2022.
The accounting policies used in the preparation of the consolidated financial statements as of June 30, 2023 comply with international financial reporting standards (IFRS) as endorsed by the European Union and as issued by the International Accounting Standards Board (IASB). IFRS as endorsed by the European Union as of June 30, 2023 are available via the following web link:
https://www.efrag.org/Endorsement
The accounting policies applied effective January 1, 2023 are identical to those presented in the consolidated financial statements for the year ended December 31, 2022.
The following amendments are applicable from January 1, 2023, and had no material impact: “Disclosure of Accounting Policies” (amendment to IAS 1); “Definition of Accounting Estimates” (amendment to IAS 8); and “Deferred Tax Assets and Liabilities Arising from a Single Transaction” (amendment to IAS 12).
On May 23, 2023, the IASB issued “International Tax Reform—Pillar Two Model Rules”, an immediately applicable amendment to IAS 12 that will come into force following endorsement by the European Union, which is expected by the end of 2023. In December 2022, the EU Member States unanimously agreed to adopt a directive introducing a global minimum corporate income tax rate of 15% that will come into force in 2024, in accordance with the model framework of OECD Pillar Two. Work is ongoing to assess the potential impact of the imminent transposition into domestic legislation in relevant countries prior to December 31, 2023. For the first half of 2023, the expected impacts of the Pillar Two measures cannot be accurately quantified, and hence cannot be reasonably estimated. In addition, given the lack of clarity in the current provisions of IAS 12 on the recognition of deferred taxes with reference to Pillar Two, Sanofi has not recognized any deferred taxes in the 2023 first-half financial statements in respect of subsidiaries located in countries which have transposed or substantively transposed Pillar Two rules.
IFRS 17 (Insurance Contracts), issued on May 18, 2017, became applicable with effect from January 1, 2023. However, IFRS 17 does not apply to the Sanofi consolidated financial statements because the insurance activities carried on by its captive insurance companies are internal to the Group, given that the sole beneficiaries of the policies are Sanofi subsidiaries. Consequently, those activities are eliminated on consolidation.

Use of Estimates

A.2. USE OF ESTIMATES
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date the financial statements are finalized. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions;
•impairment of property, plant and equipment and intangible assets;
•the valuation of goodwill and the valuation and useful life of acquired intangible assets;
•the measurement of contingent consideration receivable in connection with asset divestments and of contingent consideration payable;
•the measurement of financial assets and financial liabilities at amortized cost;
•the amount of post-employment benefit obligations;
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks; and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences.

Actual results could differ from these estimates.
For half-year financial reporting purposes, and as allowed under IAS 34, Sanofi has determined income tax expense on the basis of an estimate of the effective tax rate for the full financial year. That rate is applied to business operating income plus financial income and minus financial expenses, and before (i) the share of profit/loss of investments accounted for using the equity method and (ii) net income attributable to non-controlling interests. The estimated full-year effective tax rate is based on the tax rates that will be applicable to projected pre-tax profits or losses arising in the various tax jurisdictions in which Sanofi operates.
Seasonal Trends

A.3. SEASONAL TRENDS
Sanofi’s activities are not subject to significant seasonal fluctuations.
Consolidation and Foreign Currency Translation of the Financial Statements of Subsidiaries in Hyperinflationary Economies

A.4. CONSOLIDATION AND FOREIGN CURRENCY TRANSLATION OF THE FINANCIAL STATEMENTS OF SUBSIDIARIES IN HYPERINFLATIONARY ECONOMIES
In 2023, Sanofi continues to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met.The contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
In Turkey, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since January 1, 2022 treated Turkey as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.

Fair Value of Financial Instruments

A.5. FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS 13 (Fair Value Measurement) and IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three levels:
•Level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•Level 2: quoted prices in active markets for similar assets or liabilities, or valuation techniques in which all important inputs are derived from observable market data;
•Level 3: valuation techniques in which not all important inputs are derived from observable market data.
The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
						Market data
					Valuation model	Exchange rate	Interest rate	Volatilities
B.6.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Amortized cost/ Peer comparison (primarily)	If cost ceases to be a representative measure of fair value, an internal valuation based primarily on peer comparison is used.
B.6.	Financial assets at fair value (contingent consideration receivable)	Fair value	3	Revenue-based approach	The fair value of contingent consideration receivable is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3. to the consolidated financial statements for the year ended December 31, 2021.

B.6.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
B.6.	Financial assets measured at fair value held to meet obligations under post-employment benefit plans	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets designated at fair value held to meet obligations under deferred compensation plans	Fair value	1	Market value	Quoted market price	N/A
B.9.	Investments in mutual funds	Fair value	1	Market value	Net asset value	N/A
B.9.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
B.9. B.12.	Debt	Amortized cost (a)	N/A	N/A
In the case of debt with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For debt with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).
For financial liabilities based on variable payments such as royalties, fair value is determined on the basis of discounted cash flow projections.

B.9.	Lease liabilities	Amortized cost	N/A	N/A	Future lease payments are discounted using the incremental borrowing rate.
B.10.	Forward currency contracts	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon	N/A
B.10.	Interest rate swaps	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and Euronext interest rate futures > 1 year: Mid Zero Coupon	N/A
B.10.	Cross-currency swaps	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and Euronext interest rate futures > 1 year: Mid Zero Coupon	N/A
B.11.	Liabilities related to business combinations and to non-controlling interests	Fair value	3	Revenue-based approach	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note B.11.
(a)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).

New Pronouncements Issued by the IASB and Applicable from 2024

A.6. NEW PRONOUNCEMENTS ISSUED BY THE IASB AND APPLICABLE FROM 2024
On September 22, 2022, the IASB issued an amendment to IFRS 16 (Leases), relating to lease liabilities in a sale-and-leaseback arrangement, which is applicable at the earliest from January 1, 2024 (subject to endorsement by the European Union); it will not have a material impact on the Sanofi financial statements, and Sanofi will not early adopt it.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1, and then on October 31, 2022 issued “Non-current Liabilities with Covenants”, a further amendment to IAS 1. The amendments are applicable at the earliest from January 1, 2024 (subject to endorsement by the European Union); they will not have a material impact on the Sanofi financial statements, and Sanofi will not early adopt them.
On May 25, 2023, the IASB issued “Supplier Finance Arrangements”, an amendment to IAS 7 and IFRS 7 which is applicable at the earliest from January 1, 2024 (subject to endorsement by the European Union) and relates to disclosure requirements around such arrangements. An impact assessment is ongoing, and Sanofi will not early adopt the amendment.

Agreements Relating to the Recombinant COVID-19 Vaccine Candidate Developed by Sanofi in Collaboration with GSK

A.7. AGREEMENTS RELATING TO THE RECOMBINANT COVID-19 VACCINE CANDIDATE DEVELOPED BY SANOFI IN COLLABORATION WITH GSK
On November 10, 2022, in line with the positive opinion issued by the Committee for Medicinal Products for Human Use (CHMP) of the European Medicines Agency, the European Commission approved VidPrevtyn® Beta vaccine as booster for the prevention of COVID-19 in adults aged 18 years and older.
On December 21, 2022, following European Commission approval, the Medicines and Healthcare Products Regulatory Agency (MHRA) approved VidPrevtyn® Beta vaccine for the prevention of COVID-19 in adults aged 18 and over within the UK.
The pre-order contracts relating to Canada, the United Kingdom and the European Union have expired. The related customer contract liabilities, which amounted to €264 million as of December 31, 2022, were reversed out in full through profit or loss in the first half of 2023, including €94 million classified within the line item Other revenues corresponding to doses for which there was no longer any delivery obligation as of June 30, 2023.
The commitments entered into by the United States in 2020 remained in place as of June 30, 2023.
Sanofi has recognized US government funding received as a deduction from the development expenses incurred, or from the acquisition cost of the property, plant and equipment acquired, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
The amount of government aid received from the US federal government and BARDA that was recognized as a deduction from development expenses was €30 million in the six months ended June 30, 2023, and €265 million in the year ended December 31, 2022.